Sundry provisions (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions	R$ 2,280	R$ 2,412
New provisions, other provisions	384	601
[custom:ProvisionUsedOtherProvision]	(439)	(733)
Provisions	2,225	2,280
Leniency Agreement [Member]
IfrsStatementLineItems [Line Items]
Provisions	903	1,123
New provisions, other provisions	113	98
[custom:ProvisionUsedOtherProvision]		(318)
Provisions	1,016	903
Recovery Of Environmental Damage [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,120	1,035
New provisions, other provisions	108	299
[custom:ProvisionUsedOtherProvision]	(300)	(214)
Provisions	928	1,120
Rebate [Member]
IfrsStatementLineItems [Line Items]
Provisions	127	101
New provisions, other provisions	155	184
[custom:ProvisionUsedOtherProvision]	(121)	(158)
Provisions	161	127
Other [Member]
IfrsStatementLineItems [Line Items]
Provisions	130	153
New provisions, other provisions	8	20
[custom:ProvisionUsedOtherProvision]	(18)	(43)
Provisions	R$ 120	R$ 130